Consolidated Statement of Proftl/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 310,791	$ 254,154	$ 222,608
Cost of sales	(204,370)	(180,350)	(183,894)
Gross profit	106,421	73,804	38,714
Administrative expenses	(21,316)	(17,559)	(14,519)
Other operating income	1,653	1,077	1,465
Other operating expenses	(6,691)	(5,272)	(4,759)
Allowance for expected credit losses on financial assets	(392)	(320)	(391)
Operating profit	79,675	51,730	20,510
Finance income	1,743	598	4,627
Finance costs	(63,640)	(62,287)	(65,299)
Other financial results	3,067	3,798	3,162
Loss from mark to market and disposal of financial asset	0	0	(24,149)
Profit/(loss) before tax	20,845	(6,161)	(61,149)
Income tax (expense)/benefit	(7,064)	1,719	(5,230)
Profit/(loss) for the year	$ 13,781	$ (4,442)	$ (66,379)